Subsequent Events (Details Narrative)	6 Months Ended		7 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2022 USD ($)	Jul. 26, 2022 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total borrowings	$ 1,291,431,000						$ 1,405,814,000
Proceeds from Sale of Property, Plant, and Equipment	0	$ 137,016,000
Repayments of Debt	77,704,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement	$ 137,802
Sale and Leaseback Agreements $22,000 [Member] | Subsequent Event [Member]
Sale Leaseback Transaction, Amount Due under Financing Arrangement			$ 22,000,000
Sale and Leaseback Transaction Description			to finance a dry bulk vessel
Drawn down date			third quarter of 2022
Navios Partners [Member]
Number of vessels to be sold				36
Proceeds from Sale of Property, Plant, and Equipment				$ 835,000,000
Number of transaction tranches				two
Navios Partners [Member] | Tranche A [Member]
Number of vessels to be sold				15
Date of delivery				July 29, 2022
Navios Partners [Member] | Tranche B [Member]
Number of vessels to be sold				21
Date of delivery				September 8, 2022
Senior Secured 2022 Notes I Member
Total borrowings						$ 80,000,000
NSM Loan [Member]
Repayments of Debt					$ 47,000,000
NSM Loan [Member] | Navios Partners [Member]
Repayments of Debt				$ 262,632,000
Senior Secured Notes I [Member] | Navios Partners [Member]
Total borrowings				$ 80,000,000
Maturity Date				August 15, 2022